PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 5:-PROPERTY AND EQUIPMENT, NET

The composition of property and equipment, net is as follows:

	December 31,
	2021	2022

Cost:
Computers, software and related equipment *)	$35,290	$43,300
Leasehold improvements	7,739	10,087
Office furniture and equipment	4,090	4,273

	47,119	57,660

Less - accumulated depreciation	26,936	34,186

Depreciated cost	$20,183	$23,474

*) For the years ended December 31, 2021 and 2022, the Company capitalized $4,160 and $4,929 including $569 and $758 of share-based compensation costs, relating to its internal use software and website development, respectively.

Depreciation expense amounted to $6,634, $8,418 and $9,548 for the years ended December 31, 2020, 2021, and 2022 including $421, $1,471 and $2,137 relating to its internal use software and website development, respectively.